Note 6 - Risk Management	6 Months Ended
Jun. 30, 2019
Risk Management Abstract
Risk Management Explanatory

6. Risk management

The principles and risk management policies, as well as tools and procedures established and implemented in the Group as of June 30, 2019 do not differ significantly from those included in the consolidated financial statements of the Group for the year ended December 31, 2018 (see Note 7 of such financial statements).

6.1 Risk factors

BBVA has processes in place for identifying risks and analyzing scenarios that enable the Group to manage risks in a dynamic and proactive way.

The risk identification processes are forward looking to ensure the identification of emerging risks and take into account the concerns of both the business areas, which are close to the reality of the different geographical areas, and the corporate areas and senior management.

Risks are captured and measured consistently using the methodologies deemed appropriate in each case. Their measurement includes the design and application of scenario analyses and stress testing and considers the controls to which the risks are subjected.

As part of this process, a forward projection of the risk appetite framework variables in stress scenarios is conducted in order to identify possible deviations from the established thresholds. If any such deviations are detected, appropriate measures are taken to keep the variables within the target risk profile.

To this extent, there are a number of risks that could affect the Group’s business trends. These risks are described in the following main sections:

Macroeconomic and geopolitical risks

Global growth is slowing in the face of protectionist pressures affecting the global industrial sector and international trade, although first quarter data indicates a certain degree of stabilization, supported by the strength of the service sector, strong employment and low inflation. This trend is occurring across all regions, with cyclical slowdown in the United States, the trend toward growth moderation in China and the continuation of lower growth in Europe. Thus, global growth is forecasted at around 3.3% in 2019 and 2020. However, the deterioration of trade negotiations between the United States and China since late April poses a major risk to the global economy.

In terms of monetary policy, the main central banks signaled their intention to adopt further measures that would provide a stimulus to counteract the high level of uncertainty in the economy, as well as the continued decrease in the long-term inflation outlook. The Federal Reserve, after raising its benchmark interest rate to 2.50% in December, laid the foundations to initiate interest rate reductions in the face of more moderate growth forecasts, weighed down by the trade threat and political uncertainty. For its part, the ECB strengthened its accommodative monetary policy stance by approving a new liquidity provision program, postponing its commitment to maintain interest rates at current levels until mid-2020, and indicating that it has a range of instruments at its disposal to combat growth and inflation risks, including the reduction of deposit rates or the renewal of the bond purchase program. Accordingly, interest rates will remain low in major economies, enabling emerging countries to gain room to maneuver.

Regulatory and reputational risks

Financial institutions are exposed to a complex and ever-changing regulatory environment defined by governments and regulators. This can affect their ability to grow and the capacity of certain businesses to develop, and result in stricter liquidity and capital requirements with lower profitability ratios. The Group constantly monitors changes in the regulatory framework that allow for anticipation and adaptation to them in a timely manner, adopt industry practices and more efficient and rigorous criteria in its implementation.

The financial sector is under ever closer scrutiny by regulators, governments and society itself. In the course of activities, situations which might cause relevant reputational damage to the entity could raise and might affect the regular course of business. The attitudes and behaviors of the Group and its members are governed by the principles of integrity, honesty, long-term vision and industry practices through, inter alia, the internal control model, the Code of Conduct, the Corporate Principles in tax matters and Responsible Business Strategy of the Group.

Business, operational and legal risks

New technologies and forms of customer relationships: Developments in the digital world and in information technologies pose significant challenges for financial institutions, entailing threats (new competitors, disintermediation, etc.) but also opportunities (new framework of relations with customers, greater ability to adapt to their needs, new products and distribution channels, etc.). Digital transformation is a priority for the Group as it aims to lead digital banking of the future as one of its objectives.

Technological risks and security breaches: The Group is exposed to new threats such as cyber-attacks, theft of internal and customer databases, fraud in payment systems, etc. that require major investments in security from both the technological and human point of view. The Group gives great importance to the active operational and technological risk management and control. One example was the early adoption of advanced models for management of these risks (AMA - Advanced Measurement Approach).

The financial sector is exposed to increasing litigation, so the financial institutions face a large number of proceedings of every kind, civil, criminal, administrative, litigation, as well as investigations from the supervisor, along several jurisdictions, which consequences are difficult to determine (including those procedures in which an undetermined number of applicants is involved, in which damages claimed are not easy to estimate, in which an exorbitant amount is claimed, in which new jurisdictional issues are introduced under creative non contrasted legal arguments and those which are at a very initial stage).

In Spain, in many of the existing proceedings the plaintiffs claim, both before Spanish courts and in preliminary rulings before the Court of Justice of the European Union, that a number of clauses usually included in a mortgage loan agreements with financial institutions are declared abusive (including mortgage costs clauses, early termination clauses, the use of certain reference interest rates and opening fees).

With regards to mortgage loan agreements with consumers linked to the IRPH index (average rate of mortgage loans for more than three years for the acquisition of free housing, granted by credit institutions in Spain), which is considered an "official interest rate" by the mortgage transparency regulation, calculated by the Bank of Spain and published in the Spanish Official Gazette, the Spanish Supreme Court issued on December 14, 2017 ruling nº 669/2017 in which confirmed that it was not possible to determine the lack of transparency of the interest rate of the loan from the mere fact of its reference to one or another official index, or consider it abusive according to Directive 93/13. As of the date of this report, there is still pending a preliminary ruling resolution of the European Court of Justice which challenges the decision taken by the Spanish Supreme Court.

In addition, the application of certain interest rates and other mandatory rules in certain revolving credit card agreements is also being challenged in Spanish courts. This kind of resolution against the Group or other financial institutions may directly or indirectly affect the Group.

The Group is also involved in antitrust proceedings in certain countries which could, among other things, give rise to sanctions or lead to lawsuits from third parties.

The Spanish judicial authorities are investigating the activities of the company Centro Exclusivo de Negocios y Transacciones, S.L. (Cenyt). Such investigation includes the provision of services to the Bank. In this regard, on 29 July 2019, the Bank was notified of the order from the Central Investigating Court number 6 of the National High Court, declaring the Bank as an official suspect (investigado) under preliminary proceedings 96/2017 - piece number 9, for possible breaches of law related to bribery, revelation of secrets and corruption. The Bank has been collaborating proactively with the judicial authorities, sharing with the courts information of the 'forensic' investigation, currently ongoing, which was commissioned to PriceWaterhouseCoopers through its external lawyers Garrigues, together with Uría. The Bank is not authorized to publicly divulge this information given the requirement of not interfering with the judicial investigation. The criminal proceeding is at an incipient stage in the pre-trial phase and continues under secrecy order, so it is not possible to predict at this time the scope or duration of such proceeding or its possible outcome or implications for the Group, notwithstanding the potential reputation risk of these proceedings.

The Group constantly manages and monitors investigations, proceedings and legal or regulatory actions for the defense of its interests, making provisions (based on the number of litigations and the status of the proceedings or actions) to cover them when necessary. However, it is difficult to predict the outcome of investigations, legal or regulatory proceedings or actions to which the Bank is already a party, those that may arise in the future or those in which other financial institutions are a party. Therefore, in the event of a change in the case law or unexpected results of some of these, the provisions recorded may be insufficient and may have a significant adverse effect on the Group's business, financial position and results.

6.2 Credit risk

6.2.1 Credit risk exposure

In accordance with IFRS 7 “Financial Instruments: Disclosures”, the BBVA Group’s credit risk, not including its impairment losses, by headings in the balance sheets as of June 30, 2019 and December 31, 2018, is provided below. It does not consider the availability of collateral or other credit enhancements to guarantee compliance with payment obligations. The details are broken down by financial instruments and counterparties:

Maximum credit risk exposure (Millions of Euros)
	Notes	June 2019	Stage 1	Stage 2	Stage 3
Financial assets held for trading		74.954
Debt securities	9	32.274
Equity instruments	9	5.555
Loans and advances	9	37.125
Non-trading financial assets mandatorily at fair value through profit or loss		4.918
Loans and advances	10	1.052
Debt securities	10	155
Equity instruments	10	3.711
Financial assets designated at fair value through profit or loss	11	1.403
Derivatives (trading and hedging)		40.738
Financial assets at fair value through other comprehensive income		63.396	63.396	-	-
Debt securities	12	60.750	60.750	-	-
Equity instruments	12	2.613	2.613	-	-
Loans and advances to credit institutions	12	33	33	-	-
Financial assets at amortized cost		443.162	394.884	32.230	16.048
Loans and advances to central banks		5.582	5.582	-	-
Loans and advances to credit institutions		10.862	10.739	113	10
Loans and advances to customers		389.306	341.582	31.724	15.999
Debt securities		37.412	36.981	392	39
Total financial assets risk		628.572	458.280	32.230	16.048
Total loan commitments and financial guarantees	30	174.621	164.314	9.389	918
Total maximum credit exposure		803.193

Maximum Credit Risk Exposure (Millions of Euros)
	Notes	December 2018	Stage 1	Stage 2	Stage 3
Financial assets held for trading		59.581
Debt securities	9	25.577
Equity instruments	9	5.254
Loans and advances	9	28.750
Non-trading financial assets mandatorily at fair value through profit or loss		5.135
Loans and advances	10	1.803
Debt securities	10	237
Equity instruments	10	3.095
Financial assets designated at fair value through profit or loss	11	1.313
Derivatives (trading and hedging)		38.249
Financial assets at fair value through other comprehensive income		56.365	56.362	3	-
Debt securities	12	53.737	53.734	3	-
Equity instruments	12	2.595	2.595	-	-
Loans and advances to credit institutions	12	33	33	-	-
Financial assets at amortized cost		431.927	384.632	30.902	16.394
Loans and advances to central banks		3.947	3.947	-	-
Loans and advances to credit institutions		9.175	9.131	34	10
Loans and advances to customers		386.225	339.204	30.673	16.348
Debt securities		32.580	32.350	195	35
Total financial assets risk		592.571	440.993	30.905	16.394
Total loan commitments and financial guarantees	30	170.511	161.404	8.120	987
Total maximum credit exposure		763.082

The breakdown by country and Stage of the maximum credit risk exposure, the provisions recognized and the carrying amount of the loans and advances to customers as of June 30, 2019 and 2018 is shown below:

June 2019
	Gross exposure				Accumulated impairment				Carrying amount
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Spain (*)	174.609	13.510	9.061	197.180	(748)	(740)	(3.932)	(5.420)	173.860	12.771	5.129	191.760
The United States	48.971	6.222	730	55.923	(193)	(326)	(213)	(732)	48.778	5.896	516	55.190
Mexico	51.450	3.600	1.289	56.339	(690)	(379)	(833)	(1.901)	50.760	3.221	456	54.438
Turkey (**)	32.859	5.687	3.093	41.639	(179)	(559)	(1.614)	(2.353)	32.680	5.128	1.478	39.286
South America (***)	32.906	2.698	1.807	37.411	(371)	(259)	(1.096)	(1.726)	32.535	2.439	712	35.685
Others	788	7	19	814	(1)	(1)	(17)	(18)	787	6	2	796
Total (****)	341.582	31.724	15.999	389.306	(2.182)	(2.263)	(7.706)	(12.151)	339.400	29.462	8.293	377.155

(*) Spain includes all countries where BBVA, S.A. operates.

(**) Turkey includes all countries in which Garanti BBVA operates.

(***) In South America, BBVA Group operates in Argentina, Chile, Colombia, Paraguay, Peru, Uruguay and Venezuela.

(****) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc, S.A.

December 2018
	Gross exposure				Accumulated impairment				Carrying amount
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Spain (*)	172.599	12.827	10.021	195.447	(713)	(877)	(4.284)	(5.874)	171.886	11.951	5.737	189.574
The United States	50.665	5.923	733	57.321	(206)	(299)	(153)	(658)	50.459	5.624	580	56.663
Mexico	48.354	3.366	1.138	52.858	(640)	(373)	(737)	(1.750)	47.714	2.992	401	51.107
Turkey (**)	34.883	6.113	2.722	43.718	(171)	(591)	(1.479)	(2.241)	34.712	5.523	1.244	41.479
South America (***)	31.947	2.436	1.715	36.098	(338)	(234)	(1.084)	(1.656)	31.609	2.202	631	34.442
Others	756	8	19	783	-	(1)	(18)	(19)	755	7	1	763
Total (****)	339.204	30.673	16.348	386.225	(2.070)	(2.374)	(7.755)	(12.199)	337.134	28.299	8.593	374.027

(*) Spain includes all countries where BBVA, S.A. operates.

(**) Turkey includes all countries in which Garanti BBVA operates.

(***) In South America, BBVA Group operates in Argentina, Chile, Colombia, Paraguay, Peru, Uruguay and Venezuela.

(****) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc, S.A.

The disclosure of loans and advances at amortized cost covered by collateral, at June 30, 2019 and December 31, 2018, is the following:

Guarantees received (Millions of Euros)
	June 2019	December 2018
Value of collateral	156.190	158.268
Of which: guarantees normal risks under special monitoring	13.874	14.087
Of which: guarantees non-performing risks	4.668	5.068
Value of other guarantees	25.330	16.897
Of which: guarantees normal risks under special monitoring	2.186	1.519
Of which: guarantees non-performing risks	509	502
Total value of guarantees received	181.521	175.165

The breakdown by counterparty and product of loans and advances, net of impairment losses, as well as the gross carrying amount by type of product, classified in the different headings of the assets, as of June 30, 2019 and December 31, 2018 is shown below:

June 2019 (Millions of Euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	-	7	-	192	2.689	616	3.503	3.686
Credit card debt	-	11	1	3	1.935	13.459	15.409	16.619
Trade receivables		1.007	-	364	14.937	96	16.404	16.688
Finance leases	-	227	-	6	8.201	405	8.838	9.198
Reverse repurchase loans	-	116	260	4	3	-	383	386
Other term loans	5.534	27.407	3.609	6.752	135.393	159.780	338.475	348.547
Advances that are not loans	41	880	7.009	2.022	1.147	549	11.648	11.711
LOANS AND ADVANCES	5.575	29.655	10.879	9.342	164.305	174.906	394.661	406.836
By secured loans
Of which: mortgage loans collateralized by immovable property		1.102	15	270	25.319	111.314	138.021	141.562
Of which: other collateralized loans	-	8.758	172	1.081	28.409	6.621	45.041	45.922
By purpose of the loan
Of which: credit for consumption						41.636	41.636	44.403
Of which: lending for house purchase						110.423	110.423	111.949
By subordination
Of which: project finance loans					13.554		13.554	13.871

December 2018 (Millions of Euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	-	10	-	151	2.833	648	3.641	3.834
Credit card debt	-	8	1	2	2.328	13.108	15.446	16.495
Trade receivables		948	-	195	16.190	103	17.436	17.716
Finance leases	-	226	-	3	8.014	406	8.650	9.077
Reverse repurchase loans	-	293	477	-	-	-	770	772
Other term loans	3.911	26.839	2.947	7.030	133.573	157.760	332.060	342.264
Advances that are not loans	29	1.592	5.771	2.088	984	498	10.962	11.025
LOANS AND ADVANCES	3.941	29.917	9.196	9.468	163.922	172.522	388.966	401.183
By secured loans
Of which: mortgage loans collateralized by immovable property		1.056	15	219	26.784	111.809	139.883	144.005
Of which: other collateralized loans	-	7.179	285	1.389	31.393	6.835	47.081	47.855
By purpose of the loan
Of which: credit for consumption						40.124	40.124	42.736
Of which: lending for house purchase						111.007	111.007	112.952
By subordination
Of which: project finance loans					13.973		13.973	14.286
of which: project finance loans	17.658					17.027

6.2.2 Past due but not impaired and impaired secured loans risks

The tables below provide details by counterpart and by product of past due risks not considered to be impaired, as of June 30, 2019 and December 31, 2018, listed by their first past-due date; as well as the breakdown of the debt securities and loans and advances individually and collectively estimated, and the specific allowances for individually estimated and for collectively estimated.

June 2019 (Millions of Euros)
	Stage 1			Stage 2			Stage 3
	<= 30 days	> 30 days <= 90 days	> 90 days	<= 30 days	> 30 days <= 90 days	> 90 days	<= 30 days	> 30 days <= 90 days	> 90 days
Debt securities	-	-	-	-	-	-	-	-	18
Loans and advances	4.414	281	-	5.143	2.547	-	583	551	2.851
General governments	109	32	-	6	1	-	13	-	20
Credit institutions	6	5	-	-	-	-	-	-	-
Other financial corporations	163	2	-	4	1	-	-	-	6
Non-financial corporations	1.153	170	-	1.711	918	-	158	187	1.410
Households	2.982	71	-	3.423	1.628	-	412	363	1.416
TOTAL	4.414	281	-	5.143	2.547	-	583	551	2.870
On demand (call) and short notice (current account)	263	1	-	32	50	-	1	2	35
Credit card debt	239	6	-	659	114	-	5	27	130
Trade receivables	29	14	-	40	145	-	5	3	59
Finance leases	297	20	-	76	103	-	16	46	90
Other term loans	3.577	186	-	4.336	2.133	-	555	473	2.532
Advances that are not loans	10	54	-	-	1	-	-	-	5
Of which: mortgage loans collateralized by immovable property	1.623	46	-	2.115	1.122	-	461	375	1.247
Of which: other collateralized loans	341	21	-	945	169	-	22	28	162
Of which: credit for consumption	985	27	-	1.266	461	-	27	50	376
Of which: lending for house purchase	1.384	30	-	1.819	941	-	333	257	707
Of which: project finance loans	34	-	-	8	188	-	-	-	52

December 2018 (Millions of Euros)
	Stage 1			Stage 2			Stage 3
	<= 30 days	> 30 days <= 90 days	> 90 days	<= 30 days	> 30 days <= 90 days	> 90 days	<= 30 days	> 30 days <= 90 days	> 90 days
Debt securities	-	-	-	-	-	-	-	-	5
Loans and advances	4.191	454	-	4.261	3.228	-	407	900	2.769
General governments	95	7	-	5	1	-	5	5	26
Credit institutions	3	-	-	-	-	-	-	-	-
Other financial corporations	117	224	-	2	-	-	-	-	5
Non-financial corporations	1.140	158	-	1.282	1.180	-	149	276	1.333
Households	2.835	64	-	2.971	2.047	-	254	618	1.404
TOTAL	4.191	454	-	4.261	3.228	-	407	900	2.774
Loans and advances by product, by collateral and by subordination
On demand (call) and short notice (current account)	127	-	-	25	47	-	3	4	52
Credit card debt	182	10	-	598	102	-	24	25	120
Trade receivables	46	12	-	20	106	-	2	11	50
Finance leases	307	16	-	43	102	-	10	20	110
Other term loans	3.421	325	-	3.575	2.869	-	369	840	2.433
Advances that are not loans	108	89	-	-	1	-	-	-	4
Of which: mortgage loans collateralized by immovable property	1.681	38	-	1.598	1.745	-	251	712	1.365
Of which: other collateralized loans	255	14	-	742	99	-	22	21	103
Of which: credit for consumption	910	27	-	1.278	424	-	49	49	281
Of which: lending for house purchase	1.365	24	-	1.394	1.404	-	170	507	839
Of which: project finance loans	1	-	-	-	382	-	-	-	71

The breakdown of loans and advances, within financial assets at amortized cost, impaired and accumulated impairment, as well as the gross carrying amount, by counterparties as of June 30, 2019 and December 31, 2018 is as follows:

June 2019 (Millions of Euros)
	Gross carrying amount	Non-performing loans and advances	Accumulated impairment	Non-performing loans and advances as a % of the total
Central banks	5.582	-	(8)	-
General governments	29.167	104	(92)	0,4%
Credit institutions	10.862	10	(16)	0,1%
Other financial corporations	9.405	17	(63)	0,2%
Non-financial corporations	170.149	8.484	(6.270)	5,0%
Households	180.585	7.394	(5.725)	4,1%
LOANS AND ADVANCES	405.750	16.009	(12.174)	3,9%

December 2018 (Millions of Euros)
	Gross carrying amount	Non-performing loans and advances	Accumulated impairment	Non-performing loans and advances as a % of the total
Central banks	3.947	-	(6)	-
General governments	28.632	128	(84)	0,4%
Credit institutions	9.175	10	(12)	0,1%
Other financial corporations	9.490	11	(22)	0,1%
Non-financial corporations	169.764	8.372	(6.260)	4,9%
Households	178.339	7.838	(5.833)	4,4%
LOANS AND ADVANCES	399.347	16.359	(12.217)	4,1%

The changes during the six months ended June 30, 2019 and the year ended December 31, 2018 of impaired financial assets and contingent risks are as follow:

Changes in Impaired Financial Assets and Contingent Risks (Millions of Euros)
	June 2019	December 2018
Balance at the beginning	17.134	20.590
Additions	4.817	9.792
Decreases (*)	(2.940)	(6.909)
Net additions	1.877	2.883
Amounts written-off	(1.734)	(5.076)
Exchange differences and other	(522)	(1.264)
Balance at the end	16.755	17.134

(*) Reflects the total amount of impaired loans derecognized from the consolidated balance sheet throughout the period as a result of mortgage foreclosures and real estate assets received in lieu of payment as well as monetary recoveries.

6.2.3 Impairment losses

Below are the changes in the six months ended June 30, 2019, and the year ended December 31, 2018 in the provisions recognized on the accompanying consolidated balance sheets to cover estimated impairment losses in loans and advances and debt securities measured at amortized cost and financial assets at fair value through other comprehensive income:

Changes in the accumulated impairment losses (Millions of Euros)
	June2019	December 2018
Opening balance	12.295	14.004
Increase in impairment losses charged to income	6.110	9.070
Stage 1	1.117	1.411
Stage 2	1.334	1.071
Stage 3	3.659	6.589
Decrease in impairment losses charged to income	(4.118)	(4.547)
Stage 1	(922)	(1.469)
Stage 2	(944)	(799)
Stage 3	(2.252)	(2.279)
Transfer to written-off loans, exchange differences and other	(2.022)	(6.231)
Closing balance	12.265	12.295